FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05569
                                   -----------

                            FRANKLIN UNIVERSAL TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650/312-2000
                                                    -------------

Date of fiscal year end:   8/31
                         --------

Date of reporting period:   11/30/08
                          ----------


Item 1. Schedule of Investments.


Franklin Universal Trust

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Statement of Investments ...........   3
Notes to Statement of Investments ..   8

                    (FRANKLIN TEMPLETON INVESTMENT (R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Universal Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

                                                                               COUNTRY      SHARES     VALUE
                                                                            -------------  -------  -----------
       COMMON STOCKS 40.3%
       AUTOMOBILES & COMPONENTS 0.0%(a)
   (b) Harvard Industries Inc. ...........................................  United States  109,618  $       329
                                                                                                    -----------
       COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(b, c) VS Holdings Inc. ..................................................  United States  181,875           --
                                                                                                    -----------
       ENERGY 1.0%
       Spectra Energy Corp. ..............................................  United States   62,350    1,013,811
                                                                                                    -----------
       MATERIALS 0.6%
       AngloGold Ashanti Ltd., ADR .......................................   South Africa   30,446      650,022
                                                                                                    -----------
       UTILITIES 38.7%
       Alliant Energy Corp. ..............................................  United States   55,000    1,752,850
       Ameren Corp. ......................................................  United States   60,000    2,134,800
       American Electric Power Co. Inc. ..................................  United States   50,000    1,564,500
       Atmos Energy Corp. ................................................  United States   45,000    1,121,850
       CenterPoint Energy Inc. ...........................................  United States  226,600    2,929,938
       Dominion Resources Inc. ...........................................  United States  100,000    3,682,000
       Duke Energy Corp. .................................................  United States  124,700    1,940,332
       Edison International ..............................................  United States   63,000    2,104,200
       Entergy Corp. .....................................................  United States   50,000    4,255,000
       Exelon Corp. ......................................................  United States   70,000    3,934,700
       FirstEnergy Corp. .................................................  United States   50,000    2,929,000
       FPL Group Inc. ....................................................  United States   75,000    3,657,000
       Pinnacle West Capital Corp. .......................................  United States   60,000    1,824,000
       Progress Energy Inc. ..............................................  United States   15,000      595,350
       Public Service Enterprise Group Inc. ..............................  United States   50,000    1,545,000
       Sempra Energy .....................................................  United States   48,500    2,263,495
       The Southern Co. ..................................................  United States   80,000    2,905,600
       Westar Energy Inc. ................................................  United States   27,300      552,279
                                                                                                    -----------
                                                                                                     41,691,894
                                                                                                    -----------
       TOTAL COMMON STOCKS (COST $36,008,469) ............................                           43,356,056
                                                                                                    -----------

                                                                                            PRINCIPAL AMOUNT(d)
                                                                                            -------------------
       CORPORATE BONDS 94.4%
       AUTOMOBILES & COMPONENTS 3.0%
       Ford Motor Credit Co. LLC,
          7.80%, 6/01/12 .................................................  United States      2,000,000              863,140
          senior note, 9.875%, 8/10/11 ...................................  United States      3,000,000            1,410,699
   (e) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ............  United States      2,000,000              930,000
                                                                                                                 ------------
                                                                                                                    3,203,839
                                                                                                                 ------------
       CAPITAL GOODS 6.7%
   (e) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ....  United States      2,000,000              990,000
       DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ..........  United States      1,800,000            1,795,500
       L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 ......  United States      1,700,000            1,419,500
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ...........  United States      2,000,000            1,410,000
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ...........  United States      2,200,000            1,089,000
       TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ..................  United States        700,000              535,500
                                                                                                                 ------------
                                                                                                                    7,239,500
                                                                                                                 ------------


                     Quarterly Statement of Investments | 3

       Franklin Universal Trust

                                                                               COUNTRY      PRINCIPAL AMOUNT(d)     VALUE
                                                                            --------------  -------------------  ------------
       CORPORATE BONDS (CONTINUED)
       COMMERCIAL & PROFESSIONAL SERVICES 2.9%
       ARAMARK Corp., senior note, 8.50%, 2/01/15 ........................  United States      1,400,000         $  1,169,000
       Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..............  United States      1,300,000            1,111,500
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ........  United States      1,000,000              822,500
                                                                                                                 ------------
                                                                                                                    3,103,000
                                                                                                                 ------------
       CONSUMER DURABLES & APPAREL 4.1%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ....................  United States      2,000,000            1,310,000
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..............  United States      1,400,000            1,127,000
       KB Home, senior note,
          6.25%, 6/15/15 .................................................  United States      1,200,000              702,000
          7.25%, 6/15/18 .................................................  United States        800,000              468,000
       Visant Holding Corp., senior note, 8.75%, 12/01/13 ................  United States      1,100,000              797,500
                                                                                                                 ------------
                                                                                                                    4,404,500
                                                                                                                 ------------
       CONSUMER SERVICES 5.0%
(c, f) Atherton Franchise Capital, 13.073%, 12/01/08 .....................  United States        721,603                7,216

   (e) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ....................  United States      1,600,000              216,000
       Host Hotels & Resorts LP, senior note, M, 7.00%, 8/15/12 ..........  United States      1,000,000              755,000
       MGM MIRAGE, senior note,
          6.875%, 4/01/16 ................................................  United States      2,000,000            1,050,000
          7.50%, 6/01/16 .................................................  United States      1,200,000              624,000
       Pinnacle Entertainment Inc., senior sub. note, 8.25%, 3/15/12 .....  United States      1,000,000              735,000
       Royal Caribbean Cruises Ltd., senior note,
          8.00%, 5/15/10 .................................................  United States      1,200,000            1,080,000
          6.875%, 12/01/13 ...............................................  United States        800,000              484,000
       Station Casinos Inc.,
          senior note, 7.75%, 8/15/16 ....................................  United States      1,100,000              341,000
          senior sub. note, 6.50%, 2/01/14 ...............................  United States        100,000                9,500
          senior sub. note, 6.875%, 3/01/16 ..............................  United States      1,200,000              123,000
                                                                                                                 ------------
                                                                                                                    5,424,716
                                                                                                                 ------------
       DIVERSIFIED FINANCIALS 1.5%
       GMAC LLC, 6.875%, 8/28/12 .........................................  United States      4,500,000            1,576,292
                                                                                                                 ------------
       ENERGY 12.8%
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ..............  United States      2,500,000            1,650,000
       Compagnie Generale de Geophysique-Veritas, senior note,
          7.50%, 5/15/15 .................................................      France           400,000              262,000
          7.75%, 5/15/17 .................................................      France           600,000              371,250
       Copano Energy LLC, senior note,
          8.125%, 3/01/16 ................................................  United States      1,500,000            1,072,500
   (e) 144A, 7.75%, 6/01/18 ..............................................  United States        500,000              330,000
       Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..................  United States      2,500,000            1,637,500
       MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14 ........  United States      2,000,000            1,330,000
   (e) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .........    Switzerland      2,000,000            1,300,000
       Plains Exploration & Production Co., senior note,
          7.625%, 6/01/18 ................................................  United States      1,900,000            1,273,000
       Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 ...........  United States      2,000,000            1,300,000
   (e) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 ..........  United States      1,900,000            1,225,500


                      4 | Quarterly Statement of Investments

Franklin Universal Trust

                                                                               COUNTRY      PRINCIPAL AMOUNT(d)     VALUE
                                                                            --------------  -------------------  ------------
       CORPORATE BONDS (CONTINUED)
       ENERGY (CONTINUED)
       Tesoro Corp., senior note, 6.50%, 6/01/17 .........................  United States      2,500,000         $  1,475,000
       The Williams Cos. Inc., senior note, 8.75%, 3/15/32 ...............  United States        800,000              585,169
                                                                                                                 ------------
                                                                                                                   13,811,919
                                                                                                                 ------------
       FOOD, BEVERAGE & TOBACCO 1.9%
       Dean Foods Inc., senior note, 7.00%, 6/01/16 ......................  United States      1,400,000            1,095,500
       Smithfield Foods Inc., senior note, 7.75%,
          5/15/13 ........................................................  United States        700,000              388,500
          7/01/17 ........................................................  United States      1,000,000              527,500
                                                                                                                 ------------
                                                                                                                    2,011,500
                                                                                                                 ------------
       HEALTH CARE EQUIPMENT & SERVICES 9.5%
       FMC Finance III SA, senior note, 6.875%, 7/15/17 ..................     Germany         2,000,000            1,680,000
       HCA Inc.,
           senior note, 6.50%, 2/15/16 ...................................  United States      2,500,000            1,412,500
       (g) senior secured note, PIK, 9.625%, 11/15/16 ....................  United States      1,000,000              722,500
       Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ..............  United States      2,500,000            1,737,500
(g, h) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%,
          3/15/12 ........................................................  United States      2,149,218            1,407,737
   (g) United Surgical Partners International Inc., senior sub. note,
          PIK, 9.25%,
          5/01/17 ........................................................  United States      2,000,000            1,210,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 .......................................................  United States      2,500,000            2,012,500
                                                                                                                 ------------
                                                                                                                   10,182,737
                                                                                                                 ------------
       MATERIALS 10.4%
       Crown Americas Inc., senior note, 7.75%, 11/15/15 .................  United States      2,000,000            1,820,000
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
          4/01/17 ........................................................  United States      1,700,000            1,208,605
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ....  United States      2,000,000            1,330,000
   (e) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16 ........................................................  United Kingdom     3,000,000              547,500
   (e) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ............  United States      1,300,000              708,500
       Nalco Co., senior sub. note, 8.875%, 11/15/13 .....................  United States      2,000,000            1,610,000
       NewPage Corp., senior secured note, 10.00%, 5/01/12 ...............  United States      2,000,000            1,090,000
       Novelis Inc., senior note, 7.25%, 2/15/15 .........................      Canada         1,700,000              994,500
       Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 .......................................................  United States      1,500,000            1,312,500
       Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 .......      Ireland          800,000              540,000
                                                                                                                 ------------
                                                                                                                   11,161,605
                                                                                                                 ------------
       MEDIA 11.3%
       CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..............      Canada         2,000,000              790,000
       CCH I LLC, senior secured note, 11.00%, 10/01/15 ..................  United States        800,000              216,000
       CCH II LLC, senior note, 10.25%, 9/15/10 ..........................  United States      3,000,000            1,537,500
       CSC Holdings Inc., senior note, 6.75%, 4/15/12 ....................  United States        800,000              674,000
       Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 .........  United States      2,342,000              521,095
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 ................  United States      2,000,000            1,715,000
       EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ..................  United States      2,000,000            1,430,000


                     Quarterly Statement of Investments | 5

Franklin Universal Trust

                                                                               COUNTRY      PRINCIPAL AMOUNT(d)     VALUE
                                                                            --------------  -------------------  ------------
       CORPORATE BONDS (CONTINUED)
       MEDIA (CONTINUED)
       Idearc Inc., senior note, 8.00%, 11/15/16 .........................  United States      2,500,000         $    218,750
       Lamar Media Corp., senior sub. note, B, 6.625%, 8/15/15 ...........  United States      2,500,000            1,825,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ............  United States      1,500,000              705,000
       Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..................      Canada         2,200,000            1,485,000
       R.H. Donnelley Corp., senior note, A-3, 8.875%, 1/15/16 ...........  United States        700,000               94,500
       Radio One Inc., senior sub. note, 6.375%, 2/15/13 .................  United States      1,700,000              586,500
(e, g) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
          3/15/15 ........................................................  United States      2,500,000              331,250
                                                                                                                 ------------
                                                                                                                   12,129,595
                                                                                                                 ------------
       RETAILING 0.7%
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 ...............  United States      2,500,000              800,000
                                                                                                                 ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 .......  United States        800,000              276,000
                                                                                                                 ------------
       SOFTWARE & SERVICES 2.4%
       First Data Corp., senior note, 9.875%, 9/24/15 ....................  United States      1,300,000              754,000
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ...................................  United States        900,000              702,000
          senior sub. note, 10.25%, 8/15/15 ..............................  United States      1,900,000            1,111,500
                                                                                                                 ------------
                                                                                                                    2,567,500
                                                                                                                 ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.9%
       Celestica Inc., senior sub. note, 7.625%, 7/01/13 .................      Canada           400,000              298,000
(e, i) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ..........      Canada         2,000,000              590,000
       Sanmina-SCI Corp.,
       (e, h) senior note, 144A, FRN, 5.569%, 6/15/14 ....................  United States        700,000              472,500
              senior sub. note, 6.75%, 3/01/13 ...........................  United States      1,100,000              555,500
              senior sub. note, 8.125%, 3/01/16 ..........................  United States        400,000              182,000
                                                                                                                 ------------
                                                                                                                    2,098,000
                                                                                                                 ------------
       TELECOMMUNICATION SERVICES 9.9%
   (e) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ............      Jamaica        2,000,000            1,040,000
       Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 ..............  United Kingdom     1,500,000            1,323,750
       Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 ...............      Bermuda          500,000              405,000
   (e) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%,
          1/15/13 ........................................................     Bermuda         2,000,000            1,720,000
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ..............   United States     2,000,000            1,650,000
       Qwest Communications International Inc., senior note, 7.50%,
          2/15/14 ........................................................   United States     2,000,000            1,310,000
   (e) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ..       Italy         2,500,000            2,062,500
       Windstream Corp., senior note, 8.625%, 8/01/16 ....................   United States     1,500,000            1,177,500
                                                                                                                 ------------
                                                                                                                   10,688,750
                                                                                                                 ------------
       TRANSPORTATION 1.0%
   (e) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ................  United Kingdom     1,500,000            1,132,500
                                                                                                                 ------------
       UTILITIES 9.2%
   (e) The AES Corp., senior note, 144A, 8.00%, 6/01/20 ..................  United States      2,000,000            1,290,000
       Aquila Inc., senior note, 11.875%, 7/01/12 ........................  United States      1,300,000            1,268,402


                     6 | Quarterly Statement of Investments

Franklin Universal Trust

                                                                               COUNTRY      PRINCIPAL AMOUNT(d)     VALUE
                                                                            --------------  -------------------  ------------
       CORPORATE BONDS (CONTINUED)
       UTILITIES (CONTINUED)
       Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .................  United States      2,000,000         $  1,695,000
       Edison Mission Energy, senior note, 7.00%, 5/15/17 ................  United States      2,300,000            1,736,500
       NRG Energy Inc., senior note, 7.375%,
          2/01/16 ........................................................  United States      1,800,000            1,467,000
          1/15/17 ........................................................  United States        700,000              567,000
       PNM Resources Inc., senior note, 9.25%, 5/15/15 ...................  United States        300,000              237,000
   (e) Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
          10.25%, 11/01/15 ...............................................  United States      2,500,000            1,612,500
                                                                                                                 ------------
                                                                                                                    9,873,402
                                                                                                                 ------------
       TOTAL CORPORATE BONDS (COST $163,867,775)                                                                  101,685,355
                                                                                                                 ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $214,532) 0.1%
       Eskom Holdings Ltd., 11.00%, 6/01/09 ..............................   South Africa        783,333 ZAR           76,337
                                                                                                                 ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $200,090,776) ............................................                                        145,117,748
                                                                                                                 ------------

                                                                                                   SHARES
                                                                                            -------------------
       SHORT TERM INVESTMENTS (COST $2,199,783) 2.0%
       MONEY MARKET FUNDS 2.0%
   (j) Franklin Institutional Fiduciary Trust Money Market Portfolio,
          0.99% ..........................................................  United States      2,199,783            2,199,783
                                                                                                                 ------------
       TOTAL INVESTMENTS (COST $202,290,559) 136.8% ......................                                        147,317,531
       NOTES PAYABLE (39.0)% .............................................                                        (42,000,000)
       OTHER ASSETS, LESS LIABILITIES 2.2% ...............................                                          2,359,354
                                                                                                                 ------------
       NET ASSETS 100.0% .................................................                                       $107,676,885
                                                                                                                 ============

See Abbreviations on page 11.

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing for the twelve months ended November 30, 2008.

(c)  See Note 4 regarding restricted and illiquid securities.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $16,498,750, representing 15.32% of net assets.

(f)  Defaulted security.

(g)  Income may be received in additional securities and/or cash.

(h)  The coupon rate shown represents the rate at period end.

(i)  Security trading flat.

(j) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 7

Franklin Universal Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into


                     8 | Quarterly Statement of Investments

Franklin Universal Trust

2. SECURITY VALUATION (CONTINUED)

question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $202,730,511
                                                ============
Unrealized appreciation .....................   $ 13,590,806
Unrealized depreciation .....................    (69,003,786)
                                                ------------
Net unrealized appreciation (depreciation)...   $(55,412,980)
                                                ============

4. RESTRICTED SECURITIES

At November 30, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL
 AMOUNT/                                                              ACQUISITION
  SHARES                            ISSUER                                DATE        COST      VALUE
---------   -------------------------------------------------------   -----------   --------   ------
 721,603    Atherton Franchise Capital, 13.073%, 12/01/08 .........      4/28/94    $721,603   $7,216
 181,875    VS Holdings Inc. ......................................     12/06/01     181,875       --
                                                                                               ------
            TOTAL RESTRICTED SECURITIES (0.01% of Net Assets) .....                            $7,216
                                                                                               ======

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                     Quarterly Statement of Investments | 9

Franklin Universal Trust

5. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:


                                 LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               -----------   ------------   -------   ------------
ASSETS:
   Investments in Securities   $45,555,839   $101,754,476    $7,216   $147,317,531
LIABILITIES:
   Senior Fixed Rate Notes              --     42,000,000        --     42,000,000

At November 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                               INVESTMENTS IN
                                                                 SECURITIES
                                                               --------------
Beginning Balance - September 1, 2008 ......................    $     7,611
   Net realized gain (loss) ................................     (3,384,733)
   Net change in unrealized appreciation (depreciation) ....      3,388,384
   Net purchases (sales) ...................................         (4,046)
   Transfers in and/or out of Level 3 ......................             --
                                                                -----------
Ending Balance .............................................    $     7,216
                                                                ===========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ......    $        --
                                                                ===========


                     10 | Quarterly Statement of Investments

Franklin Universal Trust

6. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

CURRENCY

ZAR - South African Rand

SELECTED PORTFOLIO

ADR - American Depository Receipt
FRN - Floating Rate Note
PIK - Payment-In-Kind

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 11



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN UNIVERSAL TRUST




By /s/JENNIFER J. BOLT
  -----------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/JENNIFER J. BOLT
  -----------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009





By /s/LAURA F. FERGERSON
 ------------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009